Net finance costs	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Net finance costs	4. Net finance costs
Net finance costs were a charge of £403 million, compared to a charge of £969 million in the same period in 2025.
2026 was impacted by a translational foreign exchange tailwind due to the relative movement of sterling of 1.4%.
The Group considers that, following the judgment by the Supreme Court in the UK, the legal proceedings concerning the Franked
Investment Income Group Litigation Order (FII GLO) has now reached its conclusion. Accordingly, an adjusting net credit to net finance costs of £315 million has been recognised in the six months ended 30 June 2026. This compares to a finance cost of
£19 million in the six months to 30 June 2025. For further detail please refer to note 15.
The performance in 2026 included a charge of £54 million (30 June 2025: £59 million) related to the unwinding of the discount in relation to the provision associated with the Approved Plans in Canada. The first six months of 2025 also included a charge of £10 million related to interest on unaffected claims settled post sanctioning of the Approved Plans. These charges were all treated as adjusting items.
Also included in the first six months of 2026 is a net gain on monetary items in Venezuela of £139 million resulting from the application of hyperinflation accounting under IAS 29 Financial Reporting in Hyperinflationary Economies. This gain was treated as an adjusting item.
The first six months of 2026 included a fair value loss of £nil (30 June 2025: £4 million) on embedded derivatives related to associates, a charge of £6 million (30 June 2025: £3 million) in relation to a tax case in Brazil, a credit of £2 million (30 June 2025:
£nil) in respect of a tax provision in Indonesia and interest charges of £5 million (30 June 2025: £3 million) in respect of a tax provision in the Netherlands. These are treated as adjusting items.
On an adjusted, constant currency basis, net finance costs were £806 million, a decrease of 7.5% (30 June 2025: £871 million).
This was driven by:
–Lower transactional foreign exchange losses arising from revaluation of locally held cash balances and dividend receivables, as well as fair value movements in respect of derivatives and investments;
–Lower interest expense, principally driven by lower borrowings; and
–Partially offset by lower interest income, driven by lower interest income in Canada due to reduced cash held, partially offset by increased interest income in Türkiye due to higher local deposits.
The Group's average cost of debt, including foreign exchange losses and fair value movements, was 4.9% (compared to 5.1% at
30 June 2025).
Also in 2026, in line with IAS 33 Earnings Per Share, £28 million (30 June 2025: £22 million), net of tax, has been recognised as a deduction to EPS related to the perpetual hybrid bonds. In 2021, the Company issued two €1 billion aggregate principal amount perpetual hybrid bonds. During 2025, the Group repurchased €1 billion aggregate principal amount of perpetual hybrid bonds and issued a further €1.2 billion aggregate principal amount of perpetual hybrid bonds. The coupons paid on such instruments are recognised in equity rather than as a charge to the income statement in net finance costs.
For a full reconciliation of net finance costs to adjusted net finance costs at constant rates, see page 52. All of the adjustments noted above have been included in the adjusted earnings per share calculation on page 29.